Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
28.	SUBSEQUENT EVENTS

On February 11, 2021, the Company completed a brokered private placement offering of 17,647,200 units at a price of $0.67 (CAD$0.85) per unit for gross proceeds of $11,811,118 (CAD$15,000,120). Each unit consists of one common share and one common share purchase warrant. Each whole warrant entitles the holder to purchase one common share of the Company at a price of $0.90 (CAD$1.15) per share until February 11, 2023. At any time after June 12, 2021, the Company reserves the right to accelerate the expiry of the warrants if the Company’s average stock price exceeds $1.81 (CAD$2.30) for a period of 10 consecutive trading days. The broker was paid a cash commission of $708,667 (CAD$900,007) equating to 6% of the gross proceeds and received 1,058,832 broker warrants. Each broker warrant is exercisable into one common share of the Company at a price of $0.67 (CAD$0.85) per broker warrant until February 11, 2023.

In addition to funds received from the brokered private placement, subsequent to December 31, 2020 the Company received $8,441,240 (CAD$10,714,953) from the exercise of stock options and warrants. The Company also improved its liquidity by $1,709,526 (CAD$2,170,000) through the conversion of convertible debentures into common shares of the Company.